Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables
	December 31,
	2025	2024

Salary and related expenses	$185,248	90,203
Accrued audit fees	60,250	56,250
Accrued legal fees	15,364	-
Accrued consulting fees	26,091	24,076
Other expenses	5,595	850
	$292,548	171,379